INCOME TAXES - Principal components of the deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Write-down of Prepaid expenses and other current assets	$ 477	$ 4,249
Write-down of inventory		3,874
Provision for doubtful accounts		2,315
Write down of other non-current assets		1,054
Accrued expense		207
Accrued payroll and welfare		61
Advertising expense		6
Net operating loss carry forwards	584	13,474	$ 388
Subtotal	1,061	25,240	388
Valuation allowance	$ (1,061)	$ (25,240)	$ (388)	$ (402)